Debt - Schedule of Net Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Debt [Line Items]
Beginning balance	$ 43,542	$ 44,837
Cash flow	(11,309)	(7,331)
Lease additions	5,846	4,342
Other movements	550	1,954
Currency translation differences and foreign exchange losses/(gains)	180	(260)
End balance	38,809	43,542
Current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	9,931	9,001
Cash flow	(9,653)	(9,617)
Lease additions	763	1,021
Other movements	10,909	9,619
Currency translation differences and foreign exchange losses/(gains)	(320)	(93)
End balance	11,630	9,931
Non-current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	71,610	74,794
Cash flow	35	(215)
Lease additions	5,083	3,321
Other movements	(10,040)	(7,184)
Currency translation differences and foreign exchange losses/(gains)	(1,240)	894
End balance	65,448	71,610
Derivative financial instruments
Disclosure Of Net Debt [Line Items]
Beginning balance	775	1,288
Cash flow	(594)	723
Lease additions
Other movements	(319)	(481)
Currency translation differences and foreign exchange losses/(gains)	979	(755)
End balance	841	775
Cash and cash equivalents
Disclosure Of Net Debt [Line Items]
Beginning balance	(38,774)	(40,246)
Cash flow	(1,097)	1,778
Lease additions
Other movements	0	0
Currency translation differences and foreign exchange losses/(gains)	761	(306)
End balance	$ (39,110)	$ (38,774)